Stock Based Compensation - Valuation Assumptions (Detail) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option
Valuation Assumptions
Expected term (in years)	6 years 29 days	6 years 26 days	6 years 29 days
Expected volatility (as a percent)				54.40%	54.40%
Dividend rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility, low end of range (as a percent)	51.40%	52.00%	47.80%
Expected volatility, high end of range (as a percent)	53.00%	54.90%	54.90%
Risk-free interest rate, low end of range (as a percent)	1.30%	1.40%	1.40%	1.70%	0.90%
Risk-free interest rate, high end of range (as a percent)	1.50%	1.90%	2.00%	2.00%	1.90%
Employee Stock
Valuation Assumptions
Expected term (in years)	10 months 24 days
Expected volatility (as a percent)	52.00%
Risk-free interest rate (as a percent)	0.60%
Dividend rate (as a percent)	0.00%
Minimum | Employee Stock Option
Valuation Assumptions
Expected term (in years)				5 years 3 months 7 days	5 years 9 months 7 days
Fair value of common stock (in dollars per share)	$ 10.09	$ 7.07	$ 7.07	$ 3.99	$ 2.50
Maximum | Employee Stock Option
Valuation Assumptions
Expected term (in years)				6 years 6 months 26 days	6 years 29 days
Fair value of common stock (in dollars per share)	$ 15.00	$ 7.78	$ 10.09	$ 6.69	$ 3.73